Debt Obligations (ETP Credit Facility) (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2011 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2012 ETP Credit Facility [Member]	Dec. 31, 2012 Southern Union Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ETP [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] ETP [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] SUG [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] SUG [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 Federal Funds Effective Rate [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]	Dec. 31, 2012 LIBOR [Member] ETP Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Revolving Credit Facility [Member] ETE Senior Secured Revolving Credit Facilities [Member]
Revolving credit facility			$ 2,500,000,000	$ 700,000,000					$ 200,000,000
Line of credit facility updated borrowing capacity subject to lender approval			3,750,000,000
Amount Outstanding	60,000,000	72,000,000			1,395,000,000	314,000,000	210,000,000	0
Amount available for future borrowings	140,000,000		1,030,000,000
Letters of credit outstanding, amount					$ 72,000,000
Weighted average interest rate on amount outstanding	4.06%			1.84%	1.71%
Debt instrument, basis spread on variable rate										0.50%	1.50%	1.00%
Line of credit facility, unused capacity, commitment fee percentage			0.25%